Contract liabilities - Schedule of significant changes in contract assets and contract liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Increase (Decrease) in Contract Liabilities [Roll Forward]
As at 1 April	£ 2,246	£ 2,006
Exchange adjustments	(28)	(27)
Revenue recognised that was included in the contract liability balance at the beginning of the period	(129)	(252)
Increases due to cash received, excluding amounts recognised as revenue during the period	425	519
At 31 March	£ 2,514	£ 2,246